Acquisition of Subsidiaries - Schedule of Acquisition is Intended to Expand the Company’s Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Jul. 03, 2025	Apr. 01, 2025	Mar. 31, 2025	Apr. 01, 2024
Allocation of the purchase consideration:
Cash and cash equivalents		$ 5,351
Prepaid expenses and other current assets, net		204
Property and equipment, net		106
Right of use assets, operating leases		1,856
Refundable deposits		23
Goodwill, net	$ 47
Total assets acquired		7,540
Accrued and other current liabilities		(6)
Amount due to related parties		(50)
Operating lease liabilities, current		(594)
Operating lease liabilities, non-current		(1,282)
Total liabilities assumed		(1,932)
Net assets acquired		$ 5,608
Gello Finance Limited [Member]
Schedule of Acquisition is Intended to Expand the Company’s Business [Line Items]
Total consideration for acquisition	47
Allocation of the purchase consideration:
Cash and cash equivalents	47
Goodwill, net	47
Total assets acquired	47
Net assets acquired	$ 47